Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Accounting Policies [Abstract]
Cash	Cash Cash consists of deposits with financial institutions.	Cash Cash consists of deposits with financial institutions.
Revenue

Revenue

The Company had two revenue transactions for the six months ended September 30, 2025 for preliminary brine testing one of which occurred during the three months ended September 30, 2025. The Company had no revenue transactions for the three months ended September 30, 2024.

The Company follows the five steps approach for revenue recognition under Topic 606: (i) identify the contract(s) with a customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations in the contract, and (v) recognize revenue when (or as) we satisfy a performance obligation. Billings to customers for which services are not rendered are considered deferred revenue. The Company’s revenue is recognized when it satisfies a single performance obligation by transferring control of its products or providing services to a customer. The Company’s general payment terms are short-term in duration. The Company does not have significant financing components or payment terms.

Revenue

The Company’s revenue producing activities during year ended March 31, 2025 consist of reimbursement of expenses pursuant to the US Magnesium Lease. We recognize the revenue for the expense reimbursement as we deliver the goods and services to our customer.

Inventory

Inventory

Inventories are carried at the lower of cost or net realizable value and primarily consist of spare parts for the MDLE Plant. The Company determines the costs for inventory using the weighted average cost method.

Inventory

Inventories are carried at the lower of cost or net realizable value and primarily consist of spare parts for the MDLE Plant. The Company determines the costs for inventory using the weighted average cost method.

Plant and Equipment

Plant and Equipment

Equipment is recorded at cost, less accumulated depreciation and impairment losses. The Company provides for depreciation over the expected useful life of the assets. No depreciation is recorded on assets prior to their initial commencement of operations. Costs include expenditures to acquire or construct an asset, including the preparation of an asset to commence operations, installation, commissioning, and certification costs. Subsequent costs are capitalized, either to the asset’s carrying amount or recognized as a separate asset when it is probable that the Company will derive future economic benefits, generally from extending the assets’ life or enhancing its’ productive capacity. The estimated useful lives of assets are reviewed by management and adjusted if necessary. Repair and maintenance costs are charged to profit or loss during the period they are incurred.

The Company substantially completed the construction of its first MDLE Plant in November 2021. As the MDLE Plant did not commence commercial operations, the Company did not initiate the recognition of depreciation on the MDLE Plant until June 19, 2024, when it was briefly placed into service at US Magnesium. Prior to commencement of operations, the Company utilized the MDLE Plant to perform feasibility studies and as a demonstration plant for potential customers. During these feasibility studies and demonstrations, based on the results, the Company continued to make enhancements to the MDLE Plant and capitalize the associated costs.

Fixed assets include tangible assets with useful lives that exceed one year and valued at historical cost-plus costs incurred to place that asset into service. Subsequent expenditures are only capitalized if it will increase the future economic benefit of the asset. Subsequent expenditures that do not increase the future economic benefit are recognized as profit and loss when incurred. Depreciation is recorded using the straight-line method over the useful life of the estimated useful lives of the assets as follows:

●	Computer equipment and furniture and fixtures	5 years
●	Leasehold improvements	remaining term of lease
●	Plant	15 – 20 years

International Battery Metals Ltd.

Notes to the Condensed Consolidated Financial Statements

For the Three and Six Months Ended September 30, 2025 and 2024

Plant and Equipment

Equipment is recorded at cost, less accumulated depreciation and impairment losses. The Company provides for depreciation over the expected useful life of the assets. No depreciation is recorded on assets prior to their initial commencement of operations. Costs include expenditures to acquire or construct an asset, including the preparation of an asset to commence operations, installation, commissioning, and certification costs. Subsequent costs are capitalized, either to the asset’s carrying amount or recognized as a separate asset when it is probable that the Company will derive future economic benefits, generally from extending the assets life or enhancing its’ productive capacity. The estimated useful lives of assets are reviewed by management and adjusted if necessary. Repair and maintenance costs are charged to profit or loss during the period they are incurred.

The Company substantially completed the construction of its first MDLE Plant in November 2021. As the MDLE Plant did not commence commercial operations, the Company did not initiate the recognition of depreciation on the MDLE Plant until June 19, 2024, when it was briefly placed into service at US Magnesium. Prior to commencement of operations, the Company utilized the MDLE Plant to perform feasibility studies and as a demonstration plant for potential customers. During these feasibility studies and demonstrations, based on the results, the Company continued to make enhancements to the MDLE Plant and capitalize the associated costs.

Fixed assets include tangible assets with useful lives that exceed one year and valued at historical cost plus costs incurred to place that asset into service. Subsequent expenditures are only capitalized if it will increase the future economic benefit of the asset. Subsequent expenditures that do not increase the future economic benefit are recognized as profit and loss when incurred. Depreciation is recorded using the straight-line method over the useful life of the estimated useful lives of the assets as follows:

●	Computer equipment and furniture and fixtures	5 years
●	Leasehold improvements	remaining term of lease
●	Plant	15 – 20 years

International Battery Metals Ltd.

Notes to the Consolidated Financial Statements

For the Years Ended March 31, 2025 and 2024

Intangible Assets

Intangible Assets

Intangible assets include patented technology acquired by the Company and have finite useful lives measured at cost less accumulated amortization and any accumulated impairment losses. Subsequent expenditure is capitalized only when it increases the future economic benefits embodied in the specific asset to which it relates. All other expenditures are recognized in profit or loss as incurred. Amortization is recorded using the straight-line method and is intended to amortize the cost of the assets over their estimated useful lives as follow:

●	Patents	20 years
●	Intellectual property	10 years

Amortization methods, useful lives and residual values are reviewed at each reporting date and adjusted, if appropriate.

Intangible Assets

Intangible assets include patented technology acquired by the Company and have finite useful lives measured at cost less accumulated amortization and any accumulated impairment losses. Subsequent expenditure is capitalized only when it increases the future economic benefits embodied in the specific asset to which it relates. All other expenditures are recognized in profit or loss as incurred. Amortization is recorded using the straight-line method and is intended to amortize the cost of the assets over their estimated useful lives as follow:

●	Patents	20 years
●	Intellectual property	10 years

Amortization methods, useful lives and residual values are reviewed at each reporting date and adjusted, if appropriate.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company has classified fair value measurements of its financial instruments using a fair value hierarchy that reflects the significance of inputs used in making the measurements as follows:

●	Level 1 fair value measurements are those derived from quoted prices in active markets for identical assets or liabilities.
●	Level 2 fair value measurements are those derived from inputs other than quoted prices included within Level 1, that are observable either directly or indirectly.
●	Level 3 fair value measurements are those derived from valuation techniques that include inputs that are not based on observable market data.

The fair value of financial assets and financial liabilities at amortized cost is determined based on discounted cash flow analysis or using prices from observable current market transactions. The Company considers that the carrying amount of all its financial assets and financial liabilities recognized at amortized cost in the consolidated financial statements approximates their fair value due to the demand nature or short-term maturity of these instruments. Cash is measured using level 1 of the fair value hierarchy. Financial assets do not include amounts due from a government agency as it is a statutory (not contractual) obligation.

Fair Value of Financial Instruments

The Company has classified fair value measurements of its financial instruments using a fair value hierarchy that reflects the significance of inputs used in making the measurements as follows:

●	Level 1 fair value measurements are those derived from quoted prices in active markets for identical assets or liabilities.
●	Level 2 fair value measurements are those derived from inputs other than quoted prices included within Level 1, that are observable either directly or indirectly.
●	Level 3 fair value measurements are those derived from valuation techniques that include inputs that are not based on observable market data.

The fair value of financial assets and financial liabilities at amortized cost is determined based on discounted cash flow analysis or using prices from observable current market transactions. The Company considers that the carrying amount of all its financial assets and financial liabilities recognized at amortized cost in the consolidated financial statements approximates their fair value due to the demand nature or short-term maturity of these instruments. Cash is measured using level 1 of the fair value hierarchy. Financial assets do not include amounts due from a government agency as it is a statutory (not contractual) obligation.

Leases

Leases

The Company assesses at the inception of a contract whether it contains a lease. A contract is classified as a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. The Company recognizes a right-of-use asset and lease liability at the lease commencement date. The right-of-use asset is initially measured at cost, which comprises of the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any indirect costs incurred. The right-of-use asset is subsequently depreciated using the straight-line method from the commencement date to the earlier of the end of the useful life of the right-of-use asset or the end of the lease term. The estimated useful lives of right-of-use assets are determined using the same criteria as those for property and equipment. In addition, the right-of-use asset is periodically reduced by impairment losses and adjusted for certain remeasurements of the lease liability, if any.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be determined, the Company’s incremental borrowing rate. The lease liability is subsequently increased by the interest cost on the lease liability and decreased by lease payments made. It is remeasured when there is a change in future lease payments arising from a change in an index or rate, or changes in assessment of whether a purchase or extension option is reasonably certain to be exercised or a termination option is reasonably certain not to be exercised. The Company has elected not to recognize right-of-use assets and lease liabilities for short-term leases that have a term of 12 months or less and leases of low-value assets. The Company recognizes the lease payments associated with these leases as an expense on a straight-line basis over the lease term.

International Battery Metals Ltd.

Notes to the Condensed Consolidated Financial Statements

For the Three and Six Months Ended September 30, 2025 and 2024

Leases

The Company assesses at the inception of a contract whether it contains a lease. A contract is classified as a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. The Company recognizes a right-of-use asset and lease liability at the lease commencement date. The right-of-use asset is initially measured at cost, which comprises of the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any indirect costs incurred. The right-of-use asset is subsequently depreciated using the straight-line method from the commencement date to the earlier of the end of the useful life of the right-of-use asset or the end of the lease term. The estimated useful lives of right-of-use assets are determined using the same criteria as those for property and equipment. In addition, the right-of-use asset is periodically reduced by impairment losses and adjusted for certain remeasurements of the lease liability, if any.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be determined, the Company’s incremental borrowing rate. The lease liability is subsequently increased by the interest cost on the lease liability and decreased by lease payments made. It is remeasured when there is a change in future lease payments arising from a change in an index or rate, or changes in assessment of whether a purchase or extension option is reasonably certain to be exercised or a termination option is reasonably certain not to be exercised. The Company has elected not to recognize right-of-use assets and lease liabilities for short-term leases that have a term of 12 months or less and leases of low-value assets. The Company recognizes the lease payments associated with these leases as an expense on a straight-line basis over the lease term.

International Battery Metals Ltd.

Notes to the Consolidated Financial Statements

For the Years Ended March 31, 2025 and 2024

Research and Development

Research and Development

Research costs are expensed in the period in which they are incurred. Development costs are expensed in the period in which they are incurred unless certain criteria, including technical feasibility, commercial feasibility, intent and ability to develop and use the technology, are met for capitalization and amortization.

Research and Development

Research costs are expensed in the period in which they are incurred. Development costs are expensed in the period in which they are incurred unless certain criteria, including technical feasibility, commercial feasibility, intent and ability to develop and use the technology, are met for capitalization and amortization.

Earnings (Loss) Per Share

Earnings (Loss) Per Share

Basic earnings (loss) per share is computed by dividing the net earnings (loss) attributable to common shareholders by the weighted average number of common shares outstanding during the reporting period. Diluted earnings (loss) per share is computed similar to basic earnings (loss) per share except that the weighted average number of common shares outstanding is adjusted for the number of shares that are potentially issuable in connection with stock options and warrants (if dilutive). The Company assumes that outstanding dilutive stock options and warrants were exercised and that the proceeds from such exercises (after adjustment of any unvested portion of stock options) were used to acquire Common Shares at the average market price during the reporting periods.

Earnings (Loss) Per Share

Basic earnings (loss) per share is computed by dividing the net earnings (loss) attributable to common shareholders by the weighted average number of common shares outstanding during the reporting period. Diluted earnings (loss) per share is computed similar to basic earnings (loss) per share except that the weighted average number of common shares outstanding is adjusted for the number of shares that are potentially issuable in connection with stock options and warrants (if dilutive). The Company assumes that outstanding dilutive stock options and warrants were exercised and that the proceeds from such exercises (after adjustment of any unvested portion of stock options) were used to acquire Common Shares at the average market price during the reporting periods.

Shareholders’ Equity

Shareholders’ Equity

Share issuance costs are recorded as a reduction of share capital when the related shares are issued. When shares and warrants are issued together as units the proceeds are allocated between common share and share purchase warrants on a pro-rata basis based on relative fair values at the date of issuance. The fair value of common shares is based on the market closing price on the date the units are issued and the fair value of share purchase warrants is determined using the Black-Scholes Option Pricing Model as of the date of issuance. When compensation options are issued to agents who refer investors to the Company, their fair value is determined using the Black-Scholes Option Pricing Model as of the date of issuance. The fair value of compensation options is recorded as a reduction of share capital as share issuance costs. When a warrant is exercised, forfeited or expires, the initial value recorded is reversed from reserves and credited to share capital.

Shareholders’ Equity

Share issuance costs are recorded as a reduction of share capital when the related shares are issued. When shares and warrants are issued together as units the proceeds are allocated between common share and share purchase warrants on a pro-rata basis based on relative fair values at the date of issuance. The fair value of common shares is based on the market closing price on the date the units are issued and the fair value of share purchase warrants is determined using the Black-Scholes Option Pricing Model as of the date of issuance. When compensation options are issued to agents who refer investors to the Company, their fair value is determined using the Black-Scholes Option Pricing Model as of the date of issuance. The fair value of compensation options is recorded as a reduction of share capital as share issuance costs. When a warrant is exercised, forfeited or expires, the initial value recorded is reversed from reserves and credited to share capital.

Share-Based Payments

Share-Based Payments

Share-based payments to employees are measured at the fair value of the instruments issued and recognized over the vesting periods. Share-based payments to non-employees are measured at the fair value of goods or services received or the fair value of the equity instruments issued if it is determined the fair value of the goods or services cannot be reliably measured and are recorded at the date the goods or services are received. The fair value of options is determined using the Black-Scholes Option Pricing Model which incorporates vesting conditions. The number of shares and options expected to vest is reviewed and adjusted at the end of each reporting period such that the amount recognized for services received as consideration for the equity instruments granted shall be based on the estimated number of equity instruments that will eventually vest. Over the vesting period, share-based payments are recorded as an operating expense and additional paid-in capital. When options are exercised, the consideration received is recorded as additional paid-in capital.

The Company grants RSUs to eligible directors, officers, employees, and consultants of the Company. The fair value of the estimated number of RSUs that will eventually vest, determined at the date of grant, is recognized as share-based payments expense over the vesting period, with a corresponding amount recorded as equity since the Company expects to settle the RSUs with common shares. The fair value of the RSUs is estimated using the market value of the underlying shares as well as assumptions related to the market and non-market conditions at the grant date.

Share-Based Payments

Share-based payments to employees are measured at the fair value of the instruments issued and recognized over the vesting periods. Share-based payments to non-employees are measured at the fair value of goods or services received or the fair value of the equity instruments issued if it is determined the fair value of the goods or services cannot be reliably measured and are recorded at the date the goods or services are received. The fair value of options is determined using the Black-Scholes Option Pricing Model which incorporates vesting conditions. The number of shares and options expected to vest is reviewed and adjusted at the end of each reporting period such that the amount recognized for services received as consideration for the equity instruments granted shall be based on the estimated number of equity instruments that will eventually vest. Over the vesting period, share-based payments are recorded as an operating expense and additional paid-in capital. When options are exercised, the consideration received is recorded as additional paid-in capital.

The Company grants RSUs to eligible directors, officers, employees, and consultants of the Company. The fair value of the estimated number of RSUs that will eventually vest, determined at the date of grant, is recognized as share-based payments expense over the vesting period, with a corresponding amount recorded as equity since the Company expects to settle the RSUs with common shares. The fair value of the RSUs is estimated using the market value of the underlying shares as well as assumptions related to the market and non-market conditions at the grant date.

Warrants

Warrants

The Company determines the accounting classification of warrants it issues as either liability or equity classified by first assessing whether the warrants meet liability classification. Warrants are considered liability classified if the warrants are mandatorily redeemable, obligate the Company to settle the warrants or the underlying shares by paying cash or other assets, or warrants that must or may require settlement by issuing variable number of shares. Warrants that require or may require the settlement in cash are accounted for as liabilities, irrespective of the likelihood of the transaction occurring that triggers the cash settlement feature. Liability classified warrants require fair value accounting at issuance and subsequent to initial issuance with all changes in fair value after the issuance date recorded in the statements of operations. Equity classified warrants only require fair value accounting at issuance with no changes recognized subsequent to the issuance date.

International Battery Metals Ltd.

Notes to the Condensed Consolidated Financial Statements

For the Three and Six Months Ended September 30, 2025 and 2024

Warrants

The Company determines the accounting classification of warrants it issues as either liability or equity classified by first assessing whether the warrants meet liability classification. Warrants are considered liability classified if the warrants are mandatorily redeemable, obligate the Company to settle the warrants or the underlying shares by paying cash or other assets, or warrants that must or may require settlement by issuing variable number of shares. Warrants that require or may require the settlement in cash are accounted for as liabilities, irrespective of the likelihood of the transaction occurring that triggers the cash settlement feature. Liability classified warrants require fair value accounting at issuance and subsequent to initial issuance with all changes in fair value after the issuance date recorded in the statements of operations. Equity classified warrants only require fair value accounting at issuance with no changes recognized subsequent to the issuance date.

International Battery Metals Ltd.

Notes to the Consolidated Financial Statements

For the Years Ended March 31, 2025 and 2024

Income Taxes

Income Taxes

Current tax expense is based on the results for the year as adjusted for items that are not taxable or not deductible. Current tax is calculated using tax rates and laws that were enacted or substantively enacted at the end of the reporting period, adjusted for amendments if any, to tax payable from previous years. Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation. Provisions are established, where appropriate, on the basis of amounts expected to be paid to tax authorities. Deferred tax is calculated based on all temporary differences at the balance sheet date between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes.

Deferred tax liabilities are generally recognized for all taxable temporary differences. Deferred tax assets are generally recognized for all deductible temporary differences to the extent that it is probable that taxable profits will be available against which those deductible temporary differences can be utilized. Such deferred tax assets and liabilities are not recognized if the temporary difference arises from goodwill or from the initial recognition (other than in a business combination) of other assets and liabilities in a transaction that affects neither the taxable profit nor the accounting profit.

The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred income tax asset to be utilized.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply to the year when the asset is realized or the liability is settled, based on the tax rates that have been enacted or substantively enacted at the reporting date.

Income Taxes

Current tax expense is based on the results for the year as adjusted for items that are not taxable or not deductible. Current tax is calculated using tax rates and laws that were enacted or substantively enacted at the end of the reporting period, adjusted for amendments if any, to tax payable from previous years. Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation. Provisions are established, where appropriate, on the basis of amounts expected to be paid to tax authorities. Deferred tax is calculated based on all temporary differences at the balance sheet date between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes.

Deferred tax liabilities are generally recognized for all taxable temporary differences. Deferred tax assets are generally recognized for all deductible temporary differences to the extent that it is probable that taxable profits will be available against which those deductible temporary differences can be utilized. Such deferred tax assets and liabilities are not recognized if the temporary difference arises from goodwill or from the initial recognition (other than in a business combination) of other assets and liabilities in a transaction that affects neither the taxable profit nor the accounting profit.

The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred income tax asset to be utilized.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply to the year when the asset is realized or the liability is settled, based on the tax rates that have been enacted or substantively enacted at the reporting date.

Impairment of Long-lived Assets

Impairment of Long-lived Assets

The Company performs impairment testing on long-lived assets, including property, plant, and equipment, and intangible assets with finite lives, in accordance with ASC 360, “Property, Plant, and Equipment.” Impairment testing is conducted whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Such events or changes in circumstances may include a significant decrease in the market price of a long-lived asset, a significant change in the extent or manner in which an asset is used, a significant change in legal factors or in the business climate, a significant deterioration in the amount of revenue or cash flows expected to be generated from a group of assets, a current expectation that, more likely than not a long-lived asset will be sold or otherwise disposed of significantly before the end of its previously estimated useful life, or any other significant adverse change that would indicate that the carrying value of an asset or group of assets may not be recoverable. The Company performs impairment testing at the asset group level that represents the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities. If events or changes in circumstances indicate that the carrying amount of an asset group may not be recoverable and the expected undiscounted future cash flows attributable to the asset group are less than the carrying amount of the asset group, an impairment loss equal to the excess of the asset’s carrying value over its fair value is recorded. To date, the Company has not recorded any impairment losses on long-lived assets.

Impairment of Long-lived Assets

The Company performs impairment testing on long-lived assets, including property, plant, and equipment, and intangible assets with finite lives, in accordance with ASC 360, “Property, Plant, and Equipment.” Impairment testing is conducted whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Such events or changes in circumstances may include a significant decrease in the market price of a long-lived asset, a significant change in the extent or manner in which an asset is used, a significant change in legal factors or in the business climate, a significant deterioration in the amount of revenue or cash flows expected to be generated from a group of assets, a current expectation that, more likely than not a long-lived asset will be sold or otherwise disposed of significantly before the end of its previously estimated useful life, or any other significant adverse change that would indicate that the carrying value of an asset or group of assets may not be recoverable. The Company performs impairment testing at the asset group level that represents the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities. If events or changes in circumstances indicate that the carrying amount of an asset group may not be recoverable and the expected undiscounted future cash flows attributable to the asset group are less than the carrying amount of the asset group, an impairment loss equal to the excess of the asset’s carrying value over its fair value is recorded. To date, the Company has not recorded any impairment losses on long-lived assets.

Related Party Transactions

Related Party Transactions

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control. Related parties may be individuals or corporate entities. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties. The Company did not have any outstanding payable balances with related parties on September 30, 2025.

International Battery Metals Ltd.

Notes to the Condensed Consolidated Financial Statements

For the Three and Six Months Ended September 30, 2025 and 2024

Related Party Transactions

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control. Related parties may be individuals or corporate entities. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties. The Company did not have an outstanding payable balance to EVL Holdings, LLC (“EVL”), on March 31, 2025. The Company did however, have an outstanding payable to EVL a greater than 10% shareholder of the Company, for approximately $710,000 on March 31, 2024 related to the construction of the Company’s MDLE Plant. The outstanding payable to EVL was paid in cash subsequent to March 31, 2024.

International Battery Metals Ltd.

Notes to the Consolidated Financial Statements

For the Years Ended March 31, 2025 and 2024

Contingencies

Contingencies

Contingencies are assessed on an ongoing basis to evaluate the appropriateness of liabilities and disclosures for such contingencies. Liabilities for estimated loss contingencies when management believes a loss is probable and the amount of the probable loss can be reasonably estimated. Once established, the liabilities are adjusted to the carrying amount of a contingent liability upon the occurrence of a recognizable event when facts and circumstances change, altering previous assumptions with respect to the likelihood or amount of loss. Corresponding assets are recognized for those loss contingencies that are probable of being recovered through insurance. Legal costs are expensed as they are incurred, and with a corresponding asset for such legal costs expected to be recovered through insurance.

Contingencies

Contingencies are assessed on an ongoing basis to evaluate the appropriateness of liabilities and disclosures for such contingencies. Liabilities for estimated loss contingencies when management believes a loss is probable and the amount of the probable loss can be reasonably estimated. Once established, the liabilities are adjusted to the carrying amount of a contingent liability upon the occurrence of a recognizable event when facts and circumstances change, altering previous assumptions with respect to the likelihood or amount of loss. Corresponding assets are recognized for those loss contingencies that are probable of being recovered through insurance. Legal costs are expensed as they are incurred, and with a corresponding asset for such legal costs expected to be recovered through insurance.

Segment Reporting

Segment Reporting

The Company adopted FASB (as defined below) Accounting Standards Update (“ASU”) 2023-07, Improvements to Reportable Segment Disclosures (Topic 280), as of March 31, 2025. This standard enhances segment disclosures by requiring additional information about significant segment expenses and other segment items on an annual and interim basis.

The Company operates as a single operating and reportable segment because:

●	The Chief Operating Decision Maker (“CODM”), the Company’s Chief Executive Officer, reviews operating results on a consolidated basis.

●	The Company’s activities are focused on the development of extracting lithium compounds from brine, with no distinguishable lines of business or revenue streams.

The Company does not currently generate product or service revenues and, therefore, does not have separate segment-level financial information. The adoption of ASU 2023-07 did not have a material impact on the Company’s financial statements or related disclosures, other than the inclusion of additional qualitative information related to its single reportable segment.

Segment Reporting

The Company adopted FASB (as defined below) Accounting Standards Update (“ASU”) 2023-07, Improvements to Reportable Segment Disclosures (Topic 280), as of January 1, 2025. This standard enhances segment disclosures by requiring additional information about significant segment expenses and other segment items on an annual and interim basis.

The Company operates as a single operating and reportable segment because:

●	The Chief Operating Decision Maker (“CODM”), the Company’s Chief Executive Officer, reviews operating results on a consolidated basis.

●	The Company’s activities are focused on the development of extracting lithium compounds from brine , with no distinguishable lines of business or revenue streams.

As a prerevenue company, the Company does not currently generate product or service revenues and, therefore, does not have separate segment-level financial information. The adoption of ASU 2023-07 did not have a material impact on the Company’s financial statements or related disclosures, other than the inclusion of additional qualitative information related to its single reportable segment.

New Accounting Standards Issued but Not Yet Effective

Accounting Standards Issued but Not Yet Effective

In December 2023, the Financial Accounting Standard Board (“FASB”) issued ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. This ASU enhances existing income tax disclosures to better assess how an entity’s operation and related tax risks, tax planning, and operational opportunities affect its tax rate and prospects for future cash flows. The ASU is effective for annual periods beginning after December 15, 2024. We are currently evaluating the effect the guidance will have on our consolidated financial statements.

In November 2024, the FASB issued ASU No. 2024-03, Income Statement – Reporting Comprehensive Income – Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses. This ASU enhances existing disclosures to better assess the company’s operating expenses. The ASU is effective for annual periods beginning after December 15, 2026. We are currently evaluating the effect the guidance will have on our consolidated financial statements.

In January 2025, the FASB issued ASU No. 2025-01, Income Statement – Reporting Comprehensive Income – Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date. This ASU enhances existing disclosures to better assess the company’s operating expenses. The ASU is effective for annual periods beginning after December 15, 2026 and interim periods beginning after December 15, 2027. We are currently evaluating the effect the guidance will have on our consolidated financial statements.

New Accounting Standards Issued but Not Yet Effective

In December 2023, the Financial Accounting Standard Board (“FASB”) issued ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. This ASU enhances existing income tax disclosures to better assess how an entity’s operation and related tax risks, tax planning, and operational opportunities affect its tax rate and prospects for future cash flows. The ASU is effective for annual periods beginning after December 15, 2024. We are currently evaluating the effect the guidance will have on our consolidated financial statements.